12. INCOME TAXES	12 Months Ended
Sep. 30, 2025
Notes
12. INCOME TAXES

12.INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2025	2024

Loss before income taxes	$(405,619)	$(2,031,413)

Expected income tax recovery	$(109,000)	$(507,000)
Permanent differences	(104,000)	77,000
Share issue costs	(71,000)	(72,000)
Effect of flow through amounts	423,000	175,000
Change in unrecognized deductible temporary differences	(139,000)	327,000
Total deferred income tax (recovery) expense	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2025	Expiry Date Range	2024	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(2,402,000)	No expiry date	(796,000)	No expiry date
Property and equipment	-	No expiry date	-	No expiry date
Share issue costs	375,000	2026 to 2029	291,000	2025 to 2028
Allowable capital losses	3,787,000	No expiry date	3,787,000	No expiry date
Non-capital losses available for future periods	22,257,000	2026 to 2045	21,190,000	2025 to 2044

Expenditures related to the use of flow-through share proceeds are included in exploration costs but are not available as a tax deduction to the Company as the tax benefits of these expenditures are renounced to the investors. At September 30, 2025, the Company has an obligation for future flow-through expenditures of $907,358 (2024: $373,836).

Tax attributes are subject to review, and potential adjustment, by tax authorities.